Note 17 - Lease Liabilities and Other Loans	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
NOTE 17.	LEASE LIABILITIES AND OTHER LOANS

The terms, including interest rates and maturities, and the total carrying amount of lease liabilities and interest-bearing loans are presented below.

[US$ thousands]			As of December 31,
Lease liabilities and interest-bearing loans	Interest rate	Maturity	2019	2020
Lease liabilities			12,003	7,800
Interest-bearing loans	4.00%	January 2021 - July 2023	43,904	801
Total			55,907	8,601

Total lease liabilities and other loans, non-current and current are summarized below.

[US$ thousands]	As of December 31,
Non-current lease liabilities and other loans	2019	2020
Lease liabilities	7,378	3,094
Interest-bearing loans	736	490
Other loans	1,067	-
Total	9,181	3,584

[US$ thousands]	As of December 31,
Current lease liabilities and other loans	2019	2020
Lease liabilities	4,625	4,706
Interest-bearing loans	43,169	311
Other loans	-	371
Total	47,793	5,389

See Note
20
for a maturity analysis of the financial liabilities.

The Group is the lessee for leases of office space, data centers and servers and other equipment used in its operations.

The Statement of Financial Position has the following amounts relating to leases.

[US$ thousands]	As of December 31,
Amounts recognized in the Statement of Financial Position	2019	2020
Right-of-use assets (1)
Office properties	6,178	4,974
Equipment	5,528	2,335
Total	11,706	7,309

Lease liabilities
Current	4,625	4,706
Non-current	7,378	3,094
Total	12,003	7,800

(
1
)
 Additions to and remeasurements of the right-of-use assets during the
2020
financial year were
US$1.1
 million.

The Statement of Operations has the following amounts relating to leases.

[US$ thousands]	Year ended December 31,
Amounts recognized in the Statement of Operations	2019	2020
Depreciation charge of right-of-use assets
Office properties	1,752	2,221
Equipment	2,739	2,529
Total	4,491	4,750

Interest expense (included in Finance expense)	457	397
Net foreign exchange gain (loss)	-	(140)

The total cash outflow for leases in
2020
was
US$7,639
 thousand.

Lease contracts are typically made for fixed periods of
6
months up to
6
years but
may
have extension options as described below. Contracts
may
contain both lease and non-lease components, which are accounted for separately. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and are for a wide range of different terms and conditions. Some lease agreements required that the Group provide cash deposits as security for lease payments, while a guarantee is made by the Group in favor of Dell as security for all present and future lease liabilities, as disclosed in Note
22.
Leased assets
may
not
be used as security for borrowing purposes.

Prior to the adoption of IFRS
16
on
January 1, 2019,
as disclosed in Note
2,
leases of office properties and equipment were classified as finance or operating leases. From
January 1, 2019,
leases other than those leases that have a lease term of
12
months or less and leases for which the underlying asset is of low value, are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Assets and liabilities arising from a lease are initially measured on a present value basis.

To determine the incremental borrowing rate, which was the basis on which lease payments were discounted, the Group:

●	Where possible, uses recent third -party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third -party financing was received.
●	Used a build-up approach that started with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third -party financing.
●	Made adjustments specific to the lease, e.g., term, country, currency and security.

Extension and termination options

Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group's operations. The majority of extension and termination options held are exercisable only by the Group and not
by the respective lessor.